Revenue Recognition (Tables)	3 Months Ended
Mar. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Our revenue consists of:

			Three months ended March 31,
			2018	2017
Revenue Stream	Income Statement Classification	Segment	Total Revenue
Revenue from insurance contracts:			(in millions)
Title insurance premiums	Direct title insurance premiums; Agency title insurance premiums	Title	$1,036	$1,048
Home warranty	Escrow, title-related and other fees	Title	45	41
Total revenue from insurance contracts			1,081	1,089
Revenue from contracts with customers:
Escrow fees	Escrow, title-related and other fees	Title	183	174
Other title-related fees and income	Escrow, title-related and other fees	Title	140	138
ServiceLink, excluding title premiums, escrow fees, and subservicing fees	Escrow, title-related and other fees	Title	94	106
Real estate brokerage	Escrow, title-related and other fees	Corporate and other	76	57
Real estate technology	Escrow, title-related and other fees	Corporate and other	25	15
Other	Escrow, title-related and other fees	Corporate and other	2	2
Total revenue from contracts with customers			520	492
Other revenue:
Loan subservicing revenue	Escrow, title-related and other fees	Title	53	38
Interest and investment income	Interest and investment income	Various	38	28
Realized gains and losses, net	Realized gains and losses, net	Various	1	(4)
Total revenues	Total revenues		1,693	1,643

Information about Receivables and Deferred Revenue	The following table provides information about receivables and deferred revenue:

	March 31,	December 31,
	2018	2017
	(In millions)
Trade receivables	$288	$292
Deferred revenue (contract liabilities)	102	107